Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock-based compensation
Stock-based compensation expense	$ 41,011	$ 48,037	$ 36,902
Amortization period	4 years
Cost of revenues
Stock-based compensation
Stock-based compensation expense	$ 3,522	3,716	2,616
Sales and marketing
Stock-based compensation
Stock-based compensation expense	6,837	8,264	5,357
Product development
Stock-based compensation
Stock-based compensation expense	21,187	21,879	15,076
General and administrative
Stock-based compensation
Stock-based compensation expense	$ 9,465	$ 14,178	$ 13,853